Financial Information - Washington Federal, Inc. - Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income
Total Income	$ 169,436	$ 171,826	$ 167,582	$ 162,622	$ 157,152	$ 155,072	$ 149,079	$ 145,780	$ 671,466	$ 607,083	$ 548,918
Expense
Income before income taxes	65,332	65,163	64,971	67,309	67,341	64,494	64,773	60,635	262,775	257,243	256,216
Income tax benefit (expense)	(12,970)	(11,309)	(13,873)	(14,367)	(15,826)	(13,100)	(15,502)	(8,965)	(52,519)	(53,393)	(82,684)
Net income	$ 52,362	$ 53,854	$ 51,098	$ 52,942	$ 51,515	$ 51,394	$ 49,271	$ 51,670	210,256	203,850	173,532
Parent Company
Income
Dividends from subsidiary									208,389	198,294	171,500
Total Income									208,389	198,294	171,500
Expense
Miscellaneous expense									448	439	435
Total expense									448	439	435
Net income (loss) before equity in undistributed net income (loss) of subsidiary									207,941	197,855	171,065
Equity in undistributed net income (loss) of subsidiaries									2,213	5,880	2,326
Income before income taxes									210,154	203,735	173,391
Income tax benefit (expense)									102	115	141
Net income									$ 210,256	$ 203,850	$ 173,532